PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Vehicles	$281,146	$295,502
Office furniture	61,140	64,263
Electronic equipment	21,220	22,304
Machinery	94,273	106,080
Leasehold improvements	244,081	256,548
Other	12,716	6,374
Total	714,576	751,071
Less: Accumulated depreciation	(492,618)	(460,923)
Property and equipment, net	$221,958	$290,148

Depreciation expense for the three months ended June 30, 2022 and 2021 was $26,947 and $3,645, respectively.

Depreciation expense for the six months ended June 30, 2022 and 2021 was $55,925 and $10,870, respectively.

6. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Vehicles	$295,502	$288,604
Office furniture	64,263	48,464
Electronic equipment	22,304	14,852
Machinery	106,080	-
Leasehold improvements	256,548	-
Other	6,374	-
Total	751,071	351,920
Less: Accumulated depreciation	(460,923)	(284,103)
Property and equipment, net	$290,148	$67,817

Depreciation expense for the years ended December 31, 2021 and 2020 was $95,026 and $43,462, respectively.